Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Accrued compensation and benefits	$ 32,169	$ 24,643
Accrued professional fees	1,318	1,188
Other accrued liabilities	22,955	13,048
Accrued Liabilities, Current, Total	$ 56,442	$ 38,879